                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sigma Capital Management, LLC
Address:          c/o S.A.C. Capital Management, LLC
                  72 Cummings Point Road
                  Stamford, Connecticut 06902

Form 13F File Number:  28-10113

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter Nussbaum
Title:            Authorized Person
Phone:            203-890-2094

Signature, Place, and Date of Signing:

    /s/ Peter Nussbaum           Stamford, Connecticut           August 14, 2003
---------------------------    ----------------------------     ----------------
       [Signature]                   [City, State]                    [Date]


Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

Form 13F File Number: 28-4043

Name  S.A.C. Capital Advisors, LLC